Goodwill and other intangible assets - Estimated amortization of the intangible assets with definite useful lives (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Goodwill and Intangible Assets Disclosure
Year 2020	$ 6,369
Year 2021	3,559
Year 2022	2,683
Year 2023	2,642
Year 2024	2,355
Later years	$ 5,008